Stock-Based Compensation - Restricted Stock Awards (Details) - $ / shares				12 Months Ended
	Jul. 06, 2021	May 20, 2021	May 07, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Time vesting RSAs
Units [Roll Forward]
Unvested at beginning of year (in shares)				832	1,807
Granted (in shares)				0	0		3,900,000
Vested (in shares)				(832)	(975)
Unvested at end of year (in shares)				0	832	1,807
Weighted-Average Grant Date Fair Value [Abstract]
Unvested at beginning of year (in dollars per share)				$ 0.75	$ 0.75
Granted (in dollars per share)	$ 17.00			0	0		$ 0.75
Vested (in dollars per share)				0.75	0.75
Unvested at end of year (in dollars per share)				$ 0	$ 0.75	$ 0.75
Funding RSAs
Units [Roll Forward]
Unvested at beginning of year (in shares)				3,233	3,233
Granted (in shares)				0	0	1,600,000
Vested (in shares)		(18,000)	(600,000)	(1,205)	0
Unvested at end of year (in shares)				2,028	3,233	3,233
Weighted-Average Grant Date Fair Value [Abstract]
Unvested at beginning of year (in dollars per share)				$ 4.86	$ 0
Granted (in dollars per share)				0	0
Vested (in dollars per share)			$ 17.00	5.81	0
Unvested at end of year (in dollars per share)				$ 5.81	$ 4.86	$ 0